Segment Information (Details) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2026 BRL (R$) Segment	Jun. 30, 2025 BRL (R$)
Segment Information [Abstract]
Reportable segment (in Segment) | Segment			4
Inter-segment revenues, adjustments or reclassifications | R$	R$ (841,381)	R$ (370,155)	R$ (1,578,289)	R$ (635,370)